Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements Of Financial Position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
ASSETS
Cash at bank	¥ 29,903,846	¥ 39,695,914	¥ 43,939,270	¥ 34,768,988
Financial assets at fair value through profit or loss	20,355,814	24,763,205	31,914,128	28,246,412
Financial assets at amortized cost	1,499,000	1,758,083	3,411,084	3,024,618
Accounts and other receivables and contract assets	6,216,650	7,347,687	15,822,058	22,153,894
Investments accounted for using the equity method	0	2,609	39,271	459,496
Total assets	203,536,643	234,382,070	350,967,145	359,661,258
LIABILITIES
Borrowings	51,114,575	38,823,284	36,915,513	25,927,417
Accounts and other payables and contract liabilities	7,492,550	8,451,662	12,828,167	8,805,909
Convertible promissory notes payable	6,174,050	5,650,268	5,164,139	10,669,498
Optionally convertible promissory notes	0	0	8,142,908	7,405,103
Other liabilities	1,287,562	1,327,993	1,779,645	2,383,836
Total liabilities	119,938,886	141,888,411	257,289,205	265,293,837
EQUITY
Share capital	117	75	75	75
Share premium	27,027,846	32,142,233	32,073,874	33,365,786
Treasury shares	(5,642,768)	(5,642,768)	(5,642,769)	(5,560,104)
Other reserves	1,591,448	1,769,185	3,771,768	10,918,331	¥ 10,918,331
Retained earnings	58,796,059	62,666,679	61,857,055	54,121,797
Total equity	83,597,757	92,493,659	93,677,940	94,367,421	¥ 94,367,421
Total liabilities and equity	203,536,643	234,382,070	350,967,145	¥ 359,661,258
Parent [member]
ASSETS
Cash at bank	1,475,210	68,371	1,644,302
Financial assets at fair value through profit or loss	65,437	0	767,636
Financial assets at amortized cost	0	0	155,602
Accounts and other receivables and contract assets	1,322,634	112,614	1,627,343
Investments accounted for using the equity method	88,408,748	101,196,485	105,158,810
Total assets	91,272,029	101,377,470	109,353,693
LIABILITIES
Borrowings	3,165,276	4,719,759	139,054
Accounts and other payables and contract liabilities	81,936	26,305	3,803,643
Convertible promissory notes payable	6,174,050	5,650,268	5,164,139
Optionally convertible promissory notes	0	0	8,142,908
Other liabilities	78,065	45,734	43,946
Total liabilities	9,499,327	10,442,066	17,293,690
EQUITY
Share capital	117	75	75
Share premium	27,027,846	32,142,233	32,073,874
Treasury shares	(5,642,768)	(5,642,768)	(5,642,769)
Other reserves	1,591,448	1,769,185	3,771,768
Retained earnings	58,796,059	62,666,679	61,857,055
Total equity	81,772,702	90,935,404	92,060,003
Total liabilities and equity	¥ 91,272,029	¥ 101,377,470	¥ 109,353,693